UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 446-3863

                    Date of fiscal year end: October 31, 2008

                    Date of reporting period: April 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND

(THE WHG FUNDS LOGO)
THE WHG FUNDS
WESTWOOD HOLDINGS GROUP, INC.

WHG LARGECAP VALUE FUND
WHG SMIDCAP FUND
WHG SMALLCAP VALUE FUND
WHG INCOME OPPORTUNITY FUND
WHG BALANCED FUND

SEMI-ANNUAL REPORT                                                APRIL 30, 2008

                                                       INVESTMENT ADVISER:
                                                       WESTWOOD MANAGEMENT CORP.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS
                                                                  APRIL 30, 2008

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedules of Investments
   WHG LargeCap Value Fund ................................................    7
   WHG SMidCap Fund .......................................................   11
   WHG SmallCap Value Fund ................................................   15
   WHG Income Opportunity Fund ............................................   19
   WHG Balanced Fund ......................................................   24
Statements of Assets and Liabilities ......................................   30
Statements of Operations ..................................................   32
Statements of Changes in Net Assets
   WHG LargeCap Value Fund ................................................   34
   WHG SMidCap Fund .......................................................   36
   WHG SmallCap Value Fund ................................................   37
   WHG Income Opportunity Fund ............................................   38
   WHG Balanced Fund ......................................................   40
Financial Highlights
   WHG LargeCap Value Fund ................................................   41
   WHG SMidCap Fund .......................................................   43
   WHG SmallCap Value Fund ................................................   44
   WHG Income Opportunity Fund ............................................   45
   WHG Balanced Fund ......................................................   47
Notes to Financial Statements .............................................   48
Disclosure of Fund Expenses ...............................................   57

The WHG Funds file their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 877-386-3944; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

April 30, 2008

Dear Shareholders:

We are pleased to provide you with the annual report for the WHG Funds, managed by Westwood Management Corp., for the period ended April 30, 2008.

Like all Westwood portfolios, a team of Westwood investment professionals manages the WHG Funds. Each of our portfolio teams is comprised of investment professionals whose experience best suits the needs of the particular portfolio. The management of the WHG Funds is deeply rooted in our 25-year old investment philosophy that seeks to deliver a superior rate of return while controlling risk. Our investment team looks for low risk investment opportunities that not only have attractive valuations but also have prospects for long-term earnings growth that are currently unrecognized by the market. We seek to invest in high quality companies that are typically characterized by strong free cash flow generation, declining debt levels, and rising return on equity. In addition, we favor companies that are led by an experienced management team, who can articulate and execute their business plan.

WHG LARGECAP VALUE FUND

The performance of the WHG LargeCap Value Fund for the period ended April 30, 2008, was as follows:

                                                                2008
                                                 6 MONTHS   CALENDAR YTD
                                                 --------   ------------
WHG LARGECAP VALUE FUND - INSTITUTIONAL SHARES    (7.62)%      (3.39)%
WHG LARGECAP VALUE FUND - CLASS A SHARES*           N/A        (3.31)%
Russell 1000 Value Index                          (9.83)%      (4.27)%

*    COMMENCED OPERATIONS ON DECEMBER 31, 2007. RETURN STATED IS CUMULATIVE.

WHG LARGECAP VALUE FUND COMMENTARY

The WHG LargeCap Value Fund outperformed the Russell 1000 Value during the six months ended April 30, 2008. The Fund outperformed the benchmark Russell 1000 Value index primarily due to security selection in the Financial Services, Consumer Product and Technology sectors. The best performing securities included MasterCard and JPMorgan Chase, both of which reported good earnings and a larger market share. Relative performance in the Financial Services sector has also benefited from an underweight to companies that have been negatively impacted by exposure to the credit crisis. Financial services giant Citigroup was negatively impacted by credit losses tied to sub-prime debt but remains a holding within the portfolio due to the strength of its assets and core businesses. Additionally, Nike, in Consumer Discretionary, posted a positive earnings surprise. Performance was aided by an overweight to the technology

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

sector as well as by strong performance from tech bellwether International Business Machines, which reported a series of positive announcements during the latter part of the period. Other stocks performing well during the period included Energy firms Murphy Oil and Apache, which benefited from crude oil's rise to nearly $125/barrel.

Security selection within the Energy sector and a relative underweight to Materials & Processing stocks were the largest detractors to relative performance. Within Energy, Marathon Oil was the sector's worst performer as the shares slid on an earnings miss. Additionally, holdings exposed to the aerospace sector detracted from performance as investors worried over the potential for a slowdown in the industry. Other poor performing stocks included Bank of America, which slid on continued concerns over potential writedowns, AIG, which was negatively impacted by news that there was a material weakness in AIG's internal controls, and Microsoft, which fell after announcing its intention to acquire Yahoo! Inc. through an unsolicited offer.

WHG SMIDCAP FUND

The performance of the WHG SMidCap Fund for the period ended April 30, 2008 was as follows:

                                    2008
                     6 MONTHS   CALENDAR YTD
                     --------   ------------
WHG SMIDCAP FUND      (4.21)%       1.27%
Russell 2500 Index   (10.90)%      (4.49)%

WHG SMIDCAP FUND COMMENTARY

The WHG SMidCap Fund outperformed the Russell 2500 Index during the six months ended April 30, 2008. The key contributors to the relative performance were security selection in the Health Care and Consumer Discretionary sectors as well as a relative overweight in the Energy sector. Top contributing securities in the Health Care sector included Alpharma, which introduced new products to the market, and Amedysis, which benefited from a strong first-quarter 2008 earnings report. Within Consumer Discretionary, BJ's Wholesale Club performed well, due to consumers' increased fears about the economy. Other names that performed well were those that were commodity or energy-related, including Cleveland-Cliffs and Unit.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

Performance in the Materials & Processing and Utilities sectors was the largest detractor to relative performance. Within Materials & Processing, URS fell after reporting a negative earnings surprise and lowering forward guidance. Other poor performing stocks included PNM Resources, a Utilities firm, which sold off after New Mexico officials recommended the company receive a rate increase that was lower than what PNM had anticipated. Technology firm Cadence Design fell after issuing cautious forward guidance citing a slowing of semiconductor research and development spending, while Thomas & Betts also sold off as investors priced in a slowdown in the commercial construction market.

WHG SMALLCAP VALUE FUND

The performance of the WHG SmallCap Value Fund for the period ended April 30, 2008, was as follows:

                                                2008
                                 6 MONTHS   CALENDAR YTD
                                 --------   ------------
WHG SMALLCAP VALUE FUND           (9.57)%      (2.93)%
Russell 2000 Value Index         (11.55)%      (3.57)%

WHG SMALLCAP VALUE FUND COMMENTARY

The WHG SmallCap Value Fund outperformed the benchmark Russell 2000 Value Index for the six months ended April 30, 2008. Technology and Consumer Discretionary were sectors of relative strength during the period, as each benefited from strong security selection. Additionally, a relative overweight to the Energy sector was beneficial to the fund's performance. After posting solid earnings results and positive growth outlooks, Consumer Discretionary companies Warnaco Group and Tupperware Brands, as well as Energy company Oil States International, all generated strong performance for the Fund. Other contributors to performance included Foundation Coal Holdings, on the back of a strong outlook for the coal market, ManTech International, which raised forward guidance due to significant contract wins throughout the year, and Genlyte Group, whose shares climbed on the announcement that it would be acquired by a competitor.

Security selection in the Financial Services and Real Estate Investment Trusts ("REIT") sectors hindered the performance of the Fund. These two sectors were also the worst performing sectors within the fund on a relative basis. Boston Private Financial, which was hurt by a book value write down, and Getty Realty, which was affected by adverse restructuring of a key business relationship, were negative contributors to performance.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

The REIT sector, in general, faced a challenging environment during the period, and the shares of hoteliers Sunstone Hotel Investors and Orient Express Hotels declined in response to the market's increased pessimism regarding the economy. Other detractors to relative performance were Lo-Jack, which was impacted by softer than expected demand for their product, as well as Horizon Lines, a dry bulk shipping company that lowered guidance based on higher fuel prices and softer than expected demand.

WHG INCOME OPPORTUNITY FUND

The performance of the WHG Income Opportunity Fund for the period ended April 30, 2008, was as follows:

                                               2008
                                6 MONTHS   CALENDAR YTD
                                --------   ------------
WHG INCOME OPPORTUNITY FUND -
   INSTITUTIONAL SHARES          (0.71)%       2.51%
WHG INCOME OPPORTUNITY FUND -
   CLASS A SHARES**                N/A         2.44%
Blended Benchmark*               (2.21)%       1.36%

* 25% CITIGROUP 10-YEAR TREASURY INDEX, 25% CITIGROUP 3-MONTH TREASURY BILL INDEX, 25% S&P 500 INDEX, 25% FTSE NAREIT INDEX

**   COMMENCED OPERATIONS ON DECEMBER 31, 2007. RETURN STATED IS CUMULATIVE.

WHG INCOME OPPORTUNITY FUND COMMENTARY

The WHG Income Opportunity Fund outperformed its custom benchmark for the six months ended April 30, 2008. Top performing asset classes included REITs, Government Bonds, and Convertible Preferreds. Falling interest rates, aided by the Federal Reserve's easing monetary policy in the context of a slowing domestic economy, led to the higher valuation in U.S. Government securities. The Fund's allocation to Convertible Preferreds, which included Entergy Corp, was aided by investors' flight to "safe havens" due to fear of a slowing economy. Within REITs, Mack Cali, Prologis and UDR stood out as outperformers. In addition, specific investments in the Common Stock of Automatic Data Processing, which rebounded from a selloff over pessimistic concerns about their business model, and General Electric Preferred Stock, as investors sought "safe havens," bolstered performance.

On the negative side, certain financial-related Common Stocks and Preferred Stocks were detractors, as each of these asset classes was negatively impacted by the credit crunch causing turmoil in the financial markets. For instance, within Common Stock,

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

Bank of America and Allstate were down in the quarter on company-specific issues. Within the Preferred Stock allocation, the Lehman preferred was a negative, as the turmoil in the capital markets impacted these companies' valuations. The Fund's allocation to Master Limited Partnerships was also a laggard due to concerns over access to capital and hedge fund liquidations.

WHG BALANCED FUND

The performance of the WHG Balanced Fund for the period ended April 30, 2008, was as follows:

                                    2008
                     6 MONTHS   CALENDAR YTD
                     --------   ------------
WHG BALANCED FUND     (3.03)%      (1.24)%
Blended Benchmark*    (4.19)%      (2.18)%

*    60% S&P 500 INDEX/40% LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX

WHG BALANCED FUND COMMENTARY

For the six months ended April 30, 2008, the WHG Balanced Fund outperformed the 60/40 blended benchmark. Within the equity allocation, security selection in the Technology, Health Care, and Financial Services sectors was the primary contributor to relative performance. The worst performing sectors were Autos & Transportation and Materials & Processing, due to relative underweights in these sectors. Security selection in the Energy sector also detracted from relative performance.

The Fund's fixed income component continued to be focused on the short-end to intermediate end of the yield curve. The U.S. Agency and Treasury bonds with maturities within the time period 2010 to 2016 were the primary contributors to performance. While only one of the fixed income holdings detracted from performance, those on the short-term end of the yield curve were not as strong as those in the intermediate range.

Sincerely,

THE INVESTMENT TEAM

The WHG Funds

THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE FUNDS AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

                      DEFINITION OF THE COMPARATIVE INDICES

CITIGROUP 3-MONTH TREASURY BILL INDEX is an unmanaged index composed of three-month Treasury bills.

CITIGROUP 10-YEAR TREASURY INDEX is an unmanaged index composed of ten-year Treasury bonds and notes.

FTSE NAREIT INDEX is an unmanaged capitalization-weighted index that includes all tax qualified REITs listed on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange.

LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX is a fixed-income market value-weighted index that combines the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. It includes securities issued by the U.S. Government (i.e., securities in the Treasury and Agency Indices), publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.

RUSSELL 1000 INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2500 INDEX measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2500 VALUE INDEX measures the performance of those Russell 2500 companies with lower to price-to-book ratios and lower forecasted growth values.

RUSSELL 3000 INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic stock market through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                      APRIL 30, 2008 (UNAUDITED)

SECTOR WEIGHTINGS+

                                   (BAR CHART)

Financial Services               21.1%
Energy                           15.9%
Technology                       15.5%
Industrials                       7.7%
Utilities                         7.4%
Health Care                       7.2%
Consumer Staples                  7.2%
Telephone & Telecommunications    5.2%
Consumer Discretionary            5.0%
Short-Term Investments            3.1%
Real Estate Investment Trust      2.4%
Materials & Processing            2.3%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.0%

                                                         SHARES         VALUE
                                                      -----------   ------------
CONSUMER DISCRETIONARY -- 4.9%
   Nike, Cl B .....................................        15,900   $  1,062,120
   Walt Disney ....................................        34,500      1,118,835
                                                                    ------------
                                                                       2,180,955
                                                                    ------------
CONSUMER STAPLES -- 7.1%
   Colgate-Palmolive ..............................        14,100        996,870
   General Mills ..................................        17,600      1,063,040
   Philip Morris International* ...................        21,300      1,086,939
                                                                    ------------
                                                                       3,146,849
                                                                    ------------
ENERGY -- 15.9%
   Apache .........................................         4,000        538,720
   ConocoPhillips .................................        13,200      1,137,180
   Exxon Mobil ....................................        11,600      1,079,612
   Marathon Oil ...................................        21,200        966,084
   McDermott International* .......................        19,500      1,044,810
   Murphy Oil .....................................        13,000      1,174,420
   Occidental Petroleum ...........................        13,000      1,081,730
                                                                    ------------
                                                                       7,022,556
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                      -----------   ------------
FINANCIAL SERVICES -- 20.9%
   ACE ............................................         9,100   $    548,639
   Arch Capital Group* ............................         7,400        522,810
   Bank of New York Mellon ........................        26,600      1,157,898
   Citigroup ......................................        21,100        533,197
   Comerica .......................................        27,900        968,967
   Franklin Resources .............................        11,600      1,103,740
   Hartford Financial Services Group ..............         7,600        541,652
   JPMorgan Chase .................................        23,500      1,119,775
   Lazard, Cl A ...................................        13,200        516,648
   Mastercard, Cl A ...............................         2,100        584,136
   MetLife ........................................         9,100        553,735
   Wells Fargo ....................................        36,800      1,094,800
                                                                    ------------
                                                                       9,245,997
                                                                    ------------
HEALTH CARE -- 7.1%
   CVS/Caremark ...................................        27,100      1,094,027
   Johnson & Johnson ..............................        16,100      1,080,149
   Pfizer .........................................        48,500        975,335
                                                                    ------------
                                                                       3,149,511
                                                                    ------------
INDUSTRIALS -- 7.6%
   General Electric ...............................        33,400      1,092,180
   ITT ............................................         9,600        614,400
   Textron ........................................         9,200        561,292
   United Technologies ............................        15,000      1,087,050
                                                                    ------------
                                                                       3,354,922
                                                                    ------------
MATERIALS & PROCESSING -- 2.3%
   Freeport-McMoRan Copper & Gold .................         8,800      1,001,000
                                                                    ------------
REAL ESTATE INVESTMENT TRUST -- 2.4%
   Prologis .......................................        17,100      1,070,631
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                      -----------   ------------
TECHNOLOGY -- 15.3%
   Accenture, Cl A ................................        28,600   $  1,073,930
   Automatic Data Processing ......................        24,900      1,100,580
   Cisco Systems* .................................        44,400      1,138,416
   EMC* ...........................................        35,400        545,160
   International Business Machines ................         4,400        531,080
   MEMC Electronic Materials* .....................         6,000        377,820
   Microsoft ......................................        34,100        972,532
   Oracle* ........................................        50,100      1,044,585
                                                                    ------------
                                                                       6,784,103
                                                                    ------------
TELEPHONE & TELECOMMUNICATIONS -- 5.1%
   AT&T ...........................................        28,600      1,107,106
   Verizon Communications .........................        30,200      1,162,096
                                                                    ------------
                                                                       2,269,202
                                                                    ------------
UTILITIES -- 7.4%
   Dominion Resources .............................        24,900      1,080,411
   Exelon .........................................        12,600      1,077,048
   PG&E ...........................................        27,300      1,092,000
                                                                    ------------
                                                                       3,249,459
                                                                    ------------
   Total Common Stock
             (Cost $ 39,956,755) ..................                   42,475,185
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                      APRIL 30, 2008 (UNAUDITED)

SHORT-TERM INVESTMENTS (A) -- 3.1%

                                                         SHARES         VALUE
                                                      -----------   ------------
   Fidelity Money Management Fund,
      Cl I, 2.870% ................................       946,035   $    946,035
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 2.390% ...................       420,183        420,183
                                                                    ------------
   Total Short-Term Investments
      (Cost $ 1,366,218) ..........................                    1,366,218
                                                                    ------------
   Total Investments -- 99.1%
      (Cost $ 41,322,973) .........................                 $ 43,841,403
                                                                    ============

     Percentages are based on Net Assets of $44,223,266.

*    Non-income producing security.

(A)  The rate shown represents the 7-day effective yield as of April 30, 2008.

Cl   Class

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                      APRIL 30, 2008 (UNAUDITED)

SECTOR WEIGHTINGS+

                                   (BAR CHART)

Financial Services             17.7%
Technology                     15.7%
Energy                          9.1%
Health Care                     8.9%
Materials & Processing          7.7%
Industrial                      7.5%
Short-Term Investment           7.1%
Auto & Transportation           6.8%
Utilities                       6.1%
Consumer Discretionary          4.9%
Real Estate Investment Trust    4.7%
Consumer Staples                3.8%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.6%

                                                         SHARES         VALUE
                                                      -----------   ------------
AUTO & TRANSPORTATION -- 6.9%
   Alexander & Baldwin ............................        31,900   $  1,602,337
   Eagle Bulk Shipping ............................        26,329        774,862
   Gentex .........................................        78,100      1,458,908
   Wabtec .........................................        40,149      1,721,589
                                                                    ------------
                                                                       5,557,696
                                                                    ------------
CONSUMER DISCRETIONARY -- 5.0%
   Alberto-Culver .................................        61,400      1,545,438
   BJ's Wholesale Club* ...........................        42,800      1,631,536
   Liz Claiborne ..................................        45,900        811,971
                                                                    ------------
                                                                       3,988,945
                                                                    ------------
CONSUMER STAPLES -- 3.8%
   Molson Coors Brewing, Cl B .....................        28,800      1,579,392
   UST ............................................        28,800      1,499,616
                                                                    ------------
                                                                       3,079,008
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                      -----------   ------------
FINANCIAL SERVICES -- 17.9%
   Alleghany* .....................................         2,356   $    811,642
   Associated Banc-Corp ...........................        56,100      1,585,947
   Axis Capital Holdings ..........................        45,500      1,542,905
   Cullen .........................................        28,400      1,585,288
   Eaton Vance ....................................        46,700      1,709,220
   Federated Investors ............................        47,500      1,590,300
   Fidelity National Financial, Cl A ..............        96,700      1,546,233
   Lazard, Cl A ...................................        43,400      1,698,676
   Safety Insurance Group .........................        20,900        750,310
   Willis Group Holdings ..........................        45,300      1,574,175
                                                                    ------------
                                                                      14,394,696
                                                                    ------------
HEALTH CARE -- 8.9%
   Alpharma, Cl A* ................................        58,000      1,427,380
   Amedisys* ......................................        32,400      1,678,320
   Barr Pharmaceuticals* ..........................        31,300      1,572,199
   Universal Health Services, Cl B ................        27,800      1,741,392
   Valeant Pharmaceuticals International* .........        59,100        784,848
                                                                    ------------
                                                                       7,204,139
                                                                    ------------
INDUSTRIAL -- 7.6%
   Gardner Denver* ................................        34,500      1,602,525
   Lennox International ...........................        49,100      1,627,174
   Terex* .........................................        22,700      1,581,736
   Thomas & Betts* ................................        35,300      1,322,338
                                                                    ------------
                                                                       6,133,773
                                                                    ------------
MATERIALS & PROCESSING -- 7.7%
   Albemarle ......................................        42,700      1,597,407
   Cambrex ........................................        37,300        218,205
   Cleveland-Cliffs ...............................         5,800        930,320
   Eastman Chemical ...............................        23,800      1,749,300
   URS* ...........................................        42,946      1,732,442
                                                                    ------------
                                                                       6,227,674
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                      -----------   ------------
OTHER ENERGY -- 9.1%
   Arch Coal ......................................        16,900   $    969,384
   Enbridge Energy Partners LP (A) ................        23,700      1,187,844
   FMC Technologies* ..............................        13,000        873,600
   Plains All American Pipeline LP (A) ............        24,200      1,168,618
   Plains Exploration & Production LP* ............        25,200      1,569,456
   Unit* ..........................................        25,200      1,600,452
                                                                    ------------
                                                                       7,369,354
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS -- 4.8%
   Equity Lifestyle Properties ....................        14,800        731,712
   Healthcare Realty Trust ........................        54,500      1,543,985
   Mack-Cali Realty ...............................        40,000      1,560,800
                                                                    ------------
                                                                       3,836,497
                                                                    ------------
TECHNOLOGY -- 15.8%
   CACI International, Cl A* ......................        33,000      1,653,960
   CommScope* .....................................        31,400      1,493,070
   Harris .........................................        31,400      1,696,542
   Jack Henry & Associates ........................        60,407      1,587,496
   Novell* ........................................       242,100      1,520,388
   Perot Systems, Cl A* ...........................       103,900      1,624,996
   Sybase* ........................................        57,400      1,688,708
   Total System Services ..........................        63,200      1,504,160
                                                                    ------------
                                                                      12,769,320
                                                                    ------------
UTILITIES -- 6.1%
   DPL ............................................        59,400      1,653,102
   Southern Union .................................        63,800      1,634,556
   Wisconsin Energy ...............................        34,600      1,642,116
                                                                    ------------
                                                                       4,929,774
                                                                    ------------
   Total Common Stock
      (Cost $71,804,371) ..........................                   75,490,876
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                      APRIL 30, 2008 (UNAUDITED)

SHORT-TERM INVESTMENT (B) -- 7.1%

                                                         SHARES         VALUE
                                                      -----------   ------------
   SEI Daily Income Trust, Government
      Money Market Fund, Cl A, 2.390%
      (Cost $5,770,510) ...........................     5,770,510   $  5,770,510
                                                                    ------------
   Total Investments -- 100.7%
      (Cost $77,574,881) ..........................                 $ 81,261,386
                                                                    ============

     Percentages are based on Net Assets of $80,673,810.

*    Non-income producing security.

(A) Securities considered Master Limited Partnership. At April 30, 2008, these securities amounted to $2,356,462 or 2.92% of net assets.

(B)  The rate shown represents the 7-day effective yield as of April 30, 2008.

Cl   Class

LP   Limited Partnership

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND
                                                      APRIL 30, 2008 (UNAUDITED)

SECTOR WEIGHTINGS+

                                   (BAR CHART)

Energy                          16.9%
Consumer Discretionary          15.4%
Industrial                      12.7%
Real Estate Investment Trusts   10.2%
Technology                       9.9%
Financial Services               9.4%
Short-Term Investment            6.8%
Materials & Processing           6.0%
Consumer Staples                 4.1%
Auto & Transportation            4.0%
Health Care                      2.6%
Utilities                        2.0%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 92.6%

                                                         SHARES         VALUE
                                                      -----------   ------------
AUTO & TRANSPORTATION -- 4.0%
   Arlington Tankers ..............................        12,300   $    275,151
   OceanFreight ...................................        12,600        285,264
                                                                    ------------
                                                                         560,415
                                                                    ------------
CONSUMER DISCRETIONARY -- 15.3%
   Aeropostale* ...................................         9,100        289,289
   Alberto-Culver .................................         5,000        125,850
   Macquarie Infrastructure Co Trust ..............         8,800        260,480
   Marcus .........................................        16,900        280,371
   Orient-Express Hotels, Cl A ....................         6,800        316,540
   Tupperware Brands ..............................         7,200        283,680
   Warnaco Group* .................................         6,600        304,524
   Vail Resorts* ..................................         6,000        292,980
                                                                    ------------
                                                                       2,153,714
                                                                    ------------
CONSUMER STAPLES -- 4.1%
   Diamond Foods ..................................        13,900        296,904
   J&J Snack Foods ................................         9,500        272,080
                                                                    ------------
                                                                         568,984
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                      -----------   ------------
ENERGY -- 16.7%
   Atlas America ..................................         4,100   $    285,196
   Foundation Coal Holdings .......................         2,700        161,946
   MarkWest Energy Partners LP (A) ................         8,800        314,160
   Matrix Service* ................................        14,800        297,628
   NATCO Group, Cl A* .............................         5,300        268,180
   Oil States International* ......................         5,700        285,342
   Penn Virginia ..................................         5,400        283,500
   Targa Resources Partners LP (A)  ...............        11,700        282,789
   Unit* ..........................................         2,500        158,775
                                                                    ------------
                                                                       2,337,516
                                                                    ------------
FINANCIAL SERVICES -- 9.3%
   IPC Holdings ...................................         9,500        276,545
   National Penn Bancshares .......................         8,400        140,196
   SeaBright Insurance Holdings* ..................        19,800        307,296
   Stifel Financial* ..............................         6,300        297,801
   SVB Financial Group* ...........................         5,800        282,228
                                                                    ------------
                                                                       1,304,066
                                                                    ------------
HEALTH CARE -- 2.6%
   Five Star Quality Care* ........................        10,100         60,600
   Gentiva Health Services* .......................        14,100        306,534
                                                                    ------------
                                                                         367,134
                                                                    ------------
INDUSTRIAL -- 12.6%
   AO Smith .......................................         8,900        275,366
   Hurco* .........................................         6,100        279,319
   Kaydon .........................................         6,400        335,168
   Knoll ..........................................        24,000        312,480
   Middleby* ......................................         4,600        288,650
   Moog, Cl A* ....................................         6,400        275,904
                                                                    ------------
                                                                       1,766,887
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                      -----------   ------------
MATERIALS & PROCESSING -- 6.0%
   Layne Christensen* .............................         7,200   $    307,224
   Northwest Pipe* ................................         6,900        293,388
   RTI International Metals* ......................         5,800        238,902
                                                                    ------------
                                                                         839,514
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS -- 10.1%
   DCT Industrial Trust ...........................        28,500        285,000
   Equity Lifestyle Properties ....................         5,700        281,808
   LaSalle Hotel Properties .......................         9,100        291,837
   Lexington Realty Trust .........................        19,300        277,920
   Potlatch .......................................         6,400        286,784
                                                                    ------------
                                                                       1,423,349
                                                                    ------------
TECHNOLOGY -- 9.9%
   Benchmark Electronics* .........................        16,000        284,480
   Mantech International, Cl A* ...................         6,200        296,174
   MKS Instruments* ...............................        12,500        285,625
   SI International* ..............................        10,100        231,694
   Teledyne Technologies* .........................         4,900        287,777
                                                                    ------------
                                                                       1,385,750
                                                                    ------------
UTILITIES -- 2.0%
   Cleco ..........................................        11,800        283,318
                                                                    ------------
   Total Common Stock
      (Cost $ 12,903,581) .........................                   12,990,647
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND
                                                      APRIL 30, 2008 (UNAUDITED)

SHORT-TERM INVESTMENT (B) -- 6.8%

                                                         SHARES         VALUE
                                                      -----------   ------------
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 2.39%
      (Cost $952,392) .............................       952,393   $    952,393
                                                                    ------------
   Total Investments -- 99.4%
      (Cost $13,855,973) ..........................                 $ 13,943,040
                                                                    ============

     Percentages are based on Net Assets of $14,023,613.

*    Non-income producing security.

(A) Securities considered Master Limited Partnership. At April 30, 2008, these securities amounted to $596,949 or 4.26% of Net Assets.

(B)  The rate shown represents the 7-day effective yield as of April 30, 2008.

Cl   Class

LP   Limited Partnership

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2008 (UNAUDITED)

SECTOR WEIGHTINGS+

                                   (BAR CHART)

Short-Term Investments               23.1%
U.S. Government Agency Obligations   20.7%
Financial Services                   10.4%
U.S. Treasury Obligations            10.4%
Energy                                9.3%
Real Estate Investment Trusts         5.9%
Consumer Discretionary                5.0%
Industrial                            3.7%
Consumer Staples                      3.5%
Technology                            2.7%
Health Care                           2.1%
Utilities                             1.2%
Materials & Processing                1.1%
Auto & Transportation                 0.9%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 22.0%

                                                         SHARES         VALUE
                                                      -----------   ------------
AUTO & TRANSPORTATION -- 1.0%
   Teekay LNG Partners LP (A)  ....................        40,949   $  1,170,732
                                                                    ------------
CONSUMER STAPLES -- 3.7%
   General Mills ..................................        23,899      1,443,500
   UST ............................................        57,700      3,004,439
                                                                    ------------
                                                                       4,447,939
                                                                    ------------
ENERGY -- 7.6%
   Enterprise Products Partners LP (A) ............        38,300      1,196,109
   Kinder Morgan Energy Partners LP (A) ...........        51,800      3,032,372
   Penn Virginia Resource Partners LP (A) .........        44,400      1,219,224
   Plains All American Pipeline LP (A) ............        25,100      1,212,079
   TC Pipelines LP (A)  ...........................        35,400      1,239,000
   Williams Pipeline Partners LP (A) ..............        65,600      1,237,216
                                                                    ------------
                                                                       9,136,000
                                                                    ------------
HEALTH CARE -- 2.2%
   Pfizer .........................................       130,200      2,618,322
                                                                    ------------
INDUSTRIALS -- 1.2%
   General Electric ...............................        43,200      1,412,640
                                                                    ------------
MATERIALS & PROCESSING -- 1.2%
   Dow Chemical ...................................        36,400      1,461,460
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                      -----------   ------------
REAL ESTATE INVESTMENT TRUSTS -- 3.7%
   Healthcare Realty Trust ........................       105,600   $  2,991,648
   Rayonier .......................................        35,900      1,508,877
                                                                    ------------
                                                                       4,500,525
                                                                    ------------
TECHNOLOGY -- 1.4%
   Automatic Data Processing ......................        39,000      1,723,800
                                                                    ------------
   Total Common Stock
      (Cost $ 26,669,424) .........................                   26,471,418
                                                                    ------------
PREFERRED STOCK -- 19.4%
CONSUMER DISCRETIONARY -- 5.3%
   CBS, 7.250% ....................................       134,600      3,190,020
   Comcast, Ser B, 7.000% .........................       131,700      3,167,385
                                                                    ------------
                                                                       6,357,405
                                                                    ------------
FINANCIAL SERVICES -- 10.3%
   Bank One Capital VI, 7.200% ....................       125,000      3,088,750
   Citigroup, Ser AA, 8.125% ......................       113,500      2,877,225
   Fannie Mae, Ser O, 7.000% (B)  .................        35,000      1,603,437
   Metlife, Ser A, 4.000% (B)  ....................       129,000      2,738,670
   Wells Fargo Capital IV, 7.000% .................        81,400      2,037,442
                                                                    ------------
                                                                      12,345,524
                                                                    ------------
REAL ESTATE INVESTMENT TRUST -- 2.5%
   Public Storage, Ser M, 6.625% ..................       137,900      3,021,389
                                                                    ------------
UTILITIES -- 1.3%
   FPL Group Capital, Ser E, 7.450% ...............        60,100      1,569,211
                                                                    ------------
   Total Preferred Stock
      (Cost $ 24,812,860) .........................                   23,293,529
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2008 (UNAUDITED)

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 22.0%

                                                      FACE AMOUNT       VALUE
                                                      -----------   ------------
   FHLB
      4.625%, 11/21/08 ............................   $ 3,250,000   $  3,286,657
   FHLMC
      5.000%, 01/16/09 ............................     3,500,000      3,559,644
      3.625%, 09/15/08 ............................     3,000,000      3,013,770
      1.946%, 08/25/08 (C) ........................     3,500,000      3,477,446
   FNMA
      5.375%, 11/15/11 ............................     2,000,000      2,145,140
      5.375%, 06/12/17 ............................     1,400,000      1,513,205
      3.250%, 02/15/09 ............................     3,500,000      3,516,555
      2.500%, 04/09/10 ............................     3,500,000      3,481,093
      2.081%, 10/22/08 ............................     2,500,000      2,475,108
                                                                    ------------
   Total U.S. Government Agency Obligations
      (Cost $ 26,365,939) .........................                   26,468,618
                                                                    ------------
CORPORATE OBLIGATIONS -- 7.3%
ENERGY -- 2.3%
   Anadarko Petroleum
      3.200%, 09/15/09 (B) ........................     1,750,000      1,720,056
   Marathon Oil
      5.900%, 03/15/18 ............................     1,000,000      1,011,844
                                                                    ------------
                                                                       2,731,900
                                                                    ------------
FINANCIAL SERVICES -- 0.8%
   American Express MTN
      2.674%, 06/16/11 (B) ........................     1,000,000        975,412
                                                                    ------------
INDUSTRIAL -- 2.7%
   CSX
      6.250%, 04/01/15 ............................     1,000,000      1,021,501
   Freeport-McMoRan Copper & Gold
      5.883%, 04/01/15 (B) ........................     1,100,000      1,111,000
   Koninklijke Philips Electronics
      4.625%, 03/11/13 ............................     1,200,000      1,196,584
                                                                    ------------
                                                                       3,329,085
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2008 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                      FACE AMOUNT       VALUE
                                                      -----------   ------------
TECHNOLOGY -- 1.5%
   Oracle
      4.950%, 04/15/13 ............................   $ 1,750,000   $  1,780,607
                                                                    ------------
   Total Corporate Obligations
      (Cost $ 8,868,454) ..........................                    8,817,004
                                                                    ------------
U.S. TREASURY OBLIGATIONS -- 11.0%
   U.S. Treasury Bills (C)
      3.200%, 06/12/08 ............................     2,000,000      1,997,048
      1.437%, 07/17/08 ............................     2,500,000      2,492,967
      1.480%, 10/09/08 ............................     3,000,000      2,979,702
                                                                    ------------
                                                                       7,469,717
                                                                    ------------
   U.S. Treasury Notes
      4.875%, 05/31/08 ............................     2,725,000      2,732,663
      4.875%, 08/31/08 ............................     3,000,000      3,032,343
                                                                    ------------
                                                                       5,765,006
                                                                    ------------
   Total U.S. Treasury Obligations
      (Cost $ 13,193,247) .........................                   13,234,723
                                                                    ------------
SHORT-TERM INVESTMENTS (D) -- 24.6%

                                                         SHARES
                                                      -----------
   Fidelity Money Management Fund,
      Cl I, 2.870% ................................    20,734,269     20,734,269
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 2.390% ...................     8,849,260      8,849,260
                                                                    ------------
   Total Short-Term Investments
      (Cost $ 29,583,529) .........................                   29,583,529
                                                                    ------------
   Total Investments -- 106.3%
      (Cost $ 129,493,453) ........................                 $127,868,821
                                                                    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2008 (UNAUDITED)

      Percentages are based on Net Assets of $120,274,119.

(A) Securities considered Master Limited Partnership. At April 30, 2008, these securities amounted to $10,306,732 or 8.57% of net assets.

(B) Floating rate security. Rate disclosed is effective rate as of April 30, 2008.

(C)   The rate reported is the effective yield at time of purchase.

(D)   The rate shown represents the 7-day effective yield as of April 30, 2008.

Cl    Class

FHLB  Federal Home Loan Bank

FHLMC Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

LP    Limited Partnership

MTN   Medium Term Note

Ser   Series

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG BALANCED FUND
                                                      APRIL 30, 2008 (UNAUDITED)

SECTOR WEIGHTINGS+

                                   (BAR CHART)

U.S. Government Agency Obligations   17.6%
Financial Services                   13.3%
U.S. Treasury Obligations            12.1%
Energy                               11.9%
Technology                           11.1%
Short-Term Investments                6.3%
Industrials                           6.0%
Utilities                             4.4%
Health Care                           4.3%
Consumer Staples                      3.8%
Telecommunication Services            3.2%
Consumer Discretionary                3.0%
Real Estate Investment Trust          1.6%
Materials & Processing                1.4%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 58.1%

                                                         SHARES         VALUE
                                                      -----------   ------------
CONSUMER DISCRETIONARY -- 3.0%
   Nike, Cl B .....................................         2,200   $    146,960
   Walt Disney ....................................         4,600        149,178
                                                                    ------------
                                                                         296,138
                                                                    ------------
CONSUMER STAPLES -- 3.9%
   Colgate-Palmolive ..............................         1,800        127,260
   General Mills ..................................         1,800        108,720
   Philip Morris International* ...................         2,800        142,884
                                                                    ------------
                                                                         378,864
                                                                    ------------
ENERGY -- 9.6%
   Apache .........................................           600         80,808
   ConocoPhillips .................................         1,900        163,685
   Exxon Mobil ....................................         1,500        139,605
   Marathon Oil ...................................         2,400        109,368
   McDermott International* .......................         2,600        139,308
   Murphy Oil .....................................         1,800        162,612
   Occidental Petroleum ...........................         1,800        149,778
                                                                    ------------
                                                                         945,164
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG BALANCED FUND
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                      -----------   ------------
FINANCIAL SERVICES -- 12.7%
   ACE ............................................         1,300   $     78,377
   Arch Capital Group* ............................           900         63,585
   Bank of New York Mellon ........................         3,400        148,002
   Citigroup ......................................         2,900         73,283
   Comerica .......................................         3,900        135,447
   Franklin Resources .............................         1,600        152,240
   Hartford Financial Services Group ..............         1,000         71,270
   JPMorgan Chase .................................         3,200        152,480
   Lazard, Cl A ...................................         1,900         74,366
   Mastercard, Cl A ...............................           300         83,448
   MetLife ........................................         1,100         66,935
   Wells Fargo ....................................         5,000        148,750
                                                                    ------------
                                                                       1,248,183
                                                                    ------------
HEALTH CARE -- 4.3%
   CVS/Caremark ...................................         3,600        145,332
   Johnson & Johnson ..............................         2,100        140,889
   Pfizer .........................................         6,800        136,748
                                                                    ------------
                                                                         422,969
                                                                    ------------
INDUSTRIALS -- 4.5%
   General Electric ...............................         4,400        143,880
   ITT ............................................         1,300         83,200
   Textron ........................................         1,200         73,212
   United Technologies ............................         2,000        144,940
                                                                    ------------
                                                                         445,232
                                                                    ------------
MATERIALS & PROCESSING -- 1.4%
   Freeport-McMoRan Copper & Gold .................         1,200        136,500
                                                                    ------------
REAL ESTATE INVESTMENT TRUST -- 1.6%
   Prologis .......................................         2,500        156,525
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG BALANCED FUND
                                                      APRIL 30, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                         SHARES         VALUE
                                                      -----------   ------------
TECHNOLOGY -- 9.5%
   Accenture, Cl A ................................         3,900   $    146,445
   Automatic Data Processing ......................         3,500        154,700
   Cisco Systems* .................................         5,900        151,276
   EMC* ...........................................         4,700         72,380
   International Business Machines ................           600         72,420
   MEMC Electronic Materials* .....................         1,000         62,970
   Microsoft ......................................         4,600        131,192
   Oracle* ........................................         6,700        139,695
                                                                    ------------
                                                                         931,078
                                                                    ------------
TELECOMMUNICATION SERVICES -- 3.2%
   AT&T ...........................................         3,900        150,969
   Verizon Communications .........................         4,200        161,616
                                                                    ------------
                                                                         312,585
                                                                    ------------
UTILITIES -- 4.4%
   Dominion Resources .............................         3,300        143,187
   Exelon .........................................         1,700        145,316
   PG&E ...........................................         3,700        148,000
                                                                    ------------
                                                                         436,503
                                                                    ------------
   Total Common Stock
      (Cost $ 5,227,867) ..........................                    5,709,741
                                                                    ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 17.7%

                                                      FACE AMOUNT
                                                      -----------
   FHLB
      5.375%, 05/18/16 ............................   $   100,000        108,292
      5.125%, 06/18/08 ............................        70,000         70,247
      4.625%, 11/21/08 ............................       120,000        121,353
      3.875%, 01/15/10 ............................        60,000         61,008
   FHLMC
      5.125%, 07/15/12 ............................       100,000        106,542
      5.000%, 07/15/14 ............................        60,000         63,769
      4.750%, 12/08/10 ............................        80,000         83,437
      4.250%, 07/15/09 ............................       125,000        127,142
      3.625%, 09/15/08 ............................       125,000        125,574

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG BALANCED FUND
                                                      APRIL 30, 2008 (UNAUDITED)

U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

                                                      FACE AMOUNT       VALUE
                                                      -----------   ------------
   FNMA
      5.375%, 11/15/11 ............................   $   100,000   $    107,257
      5.375%, 06/12/17 ............................       100,000        108,086
      5.000%, 04/15/15 ............................        60,000         63,606
      4.375%, 03/15/13 ............................        60,000         62,016
      4.250%, 05/15/09 ............................       125,000        126,973
      4.250%, 08/15/10 ............................       100,000        103,061
      3.250%, 02/15/09 ............................       100,000        100,473
      2.467%, 07/23/08 ............................       100,000         99,550
      2.081%, 10/22/08 ............................       100,000         99,004
                                                                    ------------
   Total U.S. Government Agency Obligations
      (Cost $ 1,689,671) ..........................                    1,737,390
                                                                    ------------

CORPORATE OBLIGATIONS -- 6.1%
ENERGY -- 2.4%
   Apache
      5.250%, 04/15/13 ............................        75,000         76,965
   General Electric
      5.000%, 02/01/13 ............................        75,000         76,509
   Marathon Oil
      5.900%, 03/15/18 ............................        75,000         75,888
                                                                    ------------
                                                                         229,362
                                                                    ------------
FINANCIAL SERVICES -- 0.6%
   Citigroup
      6.500%, 01/18/11 ............................        60,000         62,086
                                                                    ------------
INDUSTRIALS -- 1.5%
   Burlington Northern Santa Fe
      5.650%, 05/01/17 ............................        75,000         75,472
   Koninklijke Philips Electronics
      4.625%, 03/11/13 ............................        75,000         74,786
                                                                    ------------
                                                                         150,258
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG BALANCED FUND
                                                      APRIL 30, 2008 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                      FACE AMOUNT       VALUE
                                                      -----------   ------------
TECHNOLOGY -- 1.6%
   International Business Machines
      5.700%, 09/14/17 ............................   $   100,000   $    104,187
   Oracle
      4.950%, 04/15/13 ............................        50,000         50,875
                                                                    ------------
                                                                         155,062
                                                                    ------------
   Total Corporate Obligations
      (Cost $ 586,758) ............................                      596,768
                                                                    ------------
U.S. TREASURY OBLIGATIONS -- 12.0%
   U.S. Treasury Bills (A)
      3.328%, 05/22/08 ............................       100,000         99,939
      1.437%, 07/17/08 ............................       125,000        124,648
      1.480%, 10/09/08 ............................       125,000        124,154
                                                                    ------------
                                                                         348,741
                                                                    ------------
   U.S. Treasury Notes
      5.125%, 05/15/16 ............................       105,000        116,246
      4.875%, 05/31/08 ............................       100,000        100,281
      4.875%, 08/31/08 ............................       125,000        126,348
      4.750%, 02/28/09 ............................       125,000        127,949
      4.250%, 08/15/15 ............................        95,000        100,040
      4.000%, 02/15/15 ............................       110,000        114,452
      3.375%, 12/15/08 ............................       150,000        151,629
                                                                    ------------
                                                                         836,945
                                                                    ------------
   Total U.S. Treasury Obligations
      (Cost $ 1,153,750) ..........................                    1,185,686
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG BALANCED FUND
                                                      APRIL 30, 2008 (UNAUDITED)

SHORT-TERM INVESTMENTS (B) -- 6.3%

                                                         SHARES        VALUE
                                                      -----------   ------------
   Fidelity Money Management Fund,
      Cl I, 2.870% ................................       442,452   $    442,452
   SEI Daily Income Trust, Government Money
      Market Fund, Cl A, 2.390%  ..................       181,253        181,253
                                                                    ------------
   Total Short-Term Investments
      (Cost $ 623,705) ............................                      623,705
                                                                    ------------
   Total Investments -- 100.2%
      (Cost $ 9,281,751) ..........................                 $  9,853,290
                                                                    ============

      Percentages are based on Net Assets of $9,831,897.

*     Non-income producing security.

(A)   The rate reported is the effective yield at time of purchase.

(B)   The rate shown represents the 7-day effective yield as of April 30, 2008.

Cl    Class

FHLB  Federal Home Loan Bank

FHLMC Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG FUNDS
                                                      APRIL 30, 2008 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

                                                            WHG           WHG           WHG
                                                         LARGE CAP      SMIDCAP       SMALLCAP
                                                         VALUE FUND       FUND       VALUE FUND
                                                        -----------   -----------   -----------
ASSETS:
Investments, at Value (Cost $41,322,973, $77,574,881,
   and $13,855,973, respectively) ...................   $43,841,403   $81,261,386   $13,943,040
Cash ................................................          --            --          54,754
Receivable for Capital Shares Sold ..................       413,312        52,345       435,674
Receivable for Investment Securities Sold ...........        53,142       429,264       340,651
Dividends and Interest Receivable ...................        48,947        18,599        15,817
Prepaid Expenses ....................................        29,182        11,176        15,554
                                                        -----------   -----------   -----------
   TOTAL ASSETS .....................................    44,385,986    81,772,770    14,805,490
                                                        -----------   -----------   -----------
LIABILITIES:
Payable for Investment Securities Purchased .........        83,926       822,685       758,725
Payable for Capital Shares Redeemed .................        50,300       172,158           752
Payable due to Investment Adviser ...................        13,595        12,847         2,644
Payable due to Administrator ........................         6,983        46,906         2,215
Chief Compliance Officer Fees Payable ...............         3,819         4,039           297
Payable due to Trustees .............................         1,137         3,143           592
Other Accrued Expenses ..............................         2,960        37,182        16,652
                                                        -----------   -----------   -----------
   TOTAL LIABILITIES ................................       162,720     1,098,960       781,877
                                                        -----------   -----------   -----------
NET ASSETS ..........................................   $44,223,266   $80,673,810   $14,023,613
                                                        -----------   -----------   -----------
NET ASSETS CONSIST OF:
Paid-in Capital .....................................   $42,609,074   $78,608,460   $15,135,725
Undistributed Net Investment Income .................       144,984        79,697        16,188
Accumulated Net Realized Loss on Investments ........    (1,049,222)   (1,700,852)   (1,215,367)
Net Unrealized Appreciation on Investments ..........     2,518,430     3,686,505        87,067
                                                        -----------   -----------   -----------
   NET ASSETS .......................................   $44,223,266   $80,673,810   $14,023,613
                                                        ===========   ===========   ===========
INSTITUTIONAL SHARES:
Net Assets ..........................................   $43,739,991   $80,673,810   $14,023,613
Outstanding Shares of Beneficial Interest
   (unlimited authorization--no par value) ..........     3,740,908     6,331,669     1,509,948
                                                        ===========   ===========   ===========
NET ASSET VALUE, Offering and Redemption Price
   per Share ........................................   $     11.69   $     12.74   $      9.29
                                                        ===========   ===========   ===========
CLASS A SHARES:
Net Assets ..........................................   $   483,275           N/A           N/A
Outstanding Shares of Beneficial Interest
   (unlimited authorization--no par value) ..........        41,322           N/A           N/A
                                                        ===========   ===========   ===========
NET ASSET VALUE, Offering and Redemption Price
   per Share ........................................   $     11.70           N/A           N/A
                                                        ===========   ===========   ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG FUNDS
                                                      APRIL 30, 2008 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED

                                                             WHG
                                                           INCOME          WHG
                                                         OPPORTUNITY     BALANCED
                                                            FUND           FUND
                                                        ------------   -----------
ASSETS:
Investments, at Value (Cost $129,493,453 and
   $9,281,751, respectively) ........................   $127,868,821   $ 9,853,290
Receivable for Investment Securities Sold ...........        291,371            --
Dividends and Interest Receivable ...................        515,367        46,186
Receivable for Capital Shares Sold ..................        212,245        95,950
Receivable from Investment Adviser ..................             --           991
Prepaid Expenses ....................................         21,320         7,548
                                                        ------------   -----------
   TOTAL ASSETS .....................................    128,909,124    10,003,965
                                                        ------------   -----------
LIABILITIES:
Payable for Investment Securities Purchased .........      8,486,851       129,773
Payable due to Investment Adviser ...................         53,140            --
Payable due to Administrator ........................         19,795         1,603
Payable for Capital Shares Redeemed .................         11,267        23,870
Payable due to Trustees .............................          5,582           430
Chief Compliance Officer Fees Payable ...............          3,960           406
Other Accrued Expenses ..............................         54,410        15,986
                                                        ------------   -----------
   TOTAL LIABILITIES ................................      8,635,005       172,068
                                                        ------------   -----------
NET ASSETS ..........................................   $120,274,119   $ 9,831,897
                                                        ============   ===========
NET ASSETS:
Paid-in Capital .....................................   $123,957,875   $ 9,385,148
Undistributed Net Investment Income .................        210,800        14,366
Accumulated Net Realized Loss on Investments ........     (2,269,924)     (139,156)
Net Unrealized Appreciation (Depreciation) on
   Investments ......................................     (1,624,632)      571,539
                                                        ------------   -----------
   NET ASSETS .......................................   $120,274,119   $ 9,831,897
                                                        ============   ===========
INSTITUTIONAL SHARES:
Net Assets ..........................................   $119,761,788   $ 9,831,897
Outstanding Shares of Beneficial Interest
   (unlimited authorization--no par value) ..........     11,808,589       895,179
                                                        ============   ===========
Net Asset Value, Offering and Redemption Price
   per Share ........................................   $      10.14   $     10.98
                                                        ============   ===========
CLASS A SHARES:
Net Assets ..........................................   $    512,331           N/A
Outstanding Shares of Beneficial Interest
   (unlimited authorization--no par value) ..........         50,515           N/A
                                                        ============   ===========
Net Asset Value, Offering and Redemption Price
   per Share ........................................   $      10.14           N/A
                                                        ============   ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG FUNDS
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2008 (UNAUDITED)

STATEMENTS OF OPERATIONS

                                                            WHG           WHG           WHG
                                                          LARGECAP      SMIDCAP       SMALLCAP
                                                         VALUE FUND       FUND       VALUE FUND
                                                        -----------   -----------   -----------
INVESTMENT INCOME
Dividends ...........................................   $   366,172   $   739,440   $   138,291
Less: Foreign Taxes Withheld ........................            --           (44)           --
                                                        -----------   -----------   -----------
   TOTAL INVESTMENT INCOME ..........................       366,172       739,396       138,291
                                                        -----------   -----------   -----------
EXPENSES
Investment Advisory Fees ............................       117,089       254,425        53,604
Administration Fees .................................        32,443        70,596        13,126
Trustees' Fees ......................................         2,087         5,406           971
Chief Compliance Officer Fees .......................         1,673         2,414           607
Transfer Agent Fees .................................        25,877        24,061        14,530
Registration and Filing Fees ........................        22,469         9,846        11,907
Professional Fees ...................................        14,974        22,732        12,445
Printing Fees .......................................         2,412         6,397         1,111
Shareholder Servicing Fees ..........................         2,139        24,471           576
Custodian Fees ......................................         2,083         3,073         2,411
Distribution Fees -- Class A ........................           386           N/A           N/A
Offering Costs ......................................            --            --        15,164
Other Expenses ......................................         1,942         4,709         1,531
                                                        -----------   -----------   -----------
   TOTAL EXPENSES ...................................       225,574       428,130       127,983
                                                        -----------   -----------   -----------
Less:
Waiver of Investment Advisory Fees ..................       (68,413)       (7,932)      (48,992)
Fees Paid Indirectly ................................          (673)         (463)         (157)
                                                        -----------   -----------   -----------
   NET EXPENSES .....................................       156,488       419,735        78,834
                                                        -----------   -----------   -----------
NET INVESTMENT INCOME ...............................       209,684       319,661        59,457
                                                        -----------   -----------   -----------
NET REALIZED LOSS ON INVESTMENTS ....................    (1,039,646)   (1,601,408)   (1,130,130)
                                                        -----------   -----------   -----------
NET CHANGE IN UNREALIZED DEPRECIATION ON
   INVESTMENTS ......................................      (491,632)   (1,070,674)     (157,042)
                                                        -----------   -----------   -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS .....    (1,531,278)   (2,672,082)   (1,287,172)
                                                        -----------   -----------   -----------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS .......................................   $(1,321,594)  $(2,352,421)  $(1,227,715)
                                                        ===========   ===========   ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG FUNDS
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2008 (UNAUDITED)

STATEMENTS OF OPERATIONS

                                                            WHG
                                                           INCOME        WHG
                                                        OPPORTUNITY    BALANCED
                                                            FUND         FUND
                                                        -----------   ---------
INVESTMENT INCOME
Dividends ...........................................   $ 2,187,444   $  72,044
Interest ............................................       978,037      79,795
                                                        -----------   ---------
   TOTAL INVESTMENT INCOME ..........................     3,165,481     151,839
                                                        -----------   ---------
EXPENSES
Investment Advisory Fees ............................       441,123      35,529
Administration Fees .................................       122,473       9,865
Trustees' Fees ......................................         9,683         765
Chief Compliance Officer Fees .......................         6,590         460
Shareholder Servicing Fees ..........................        73,728          89
Transfer Agent Fees .................................        42,770      14,486
Professional Fees ...................................        33,011      12,337
Registration and Filing Fees ........................        13,960      13,531
Printing Fees .......................................        11,006         979
Custodian Fees ......................................         3,359       1,379
Distribution Fees -- Class A ........................           421          --
Other Expenses ......................................         8,780       2,339
                                                        -----------   ---------
   TOTAL EXPENSES ...................................       766,904      91,759
                                                        -----------   ---------
Less:
Waiver of Investment Advisory Fees ..................      (178,029)    (35,529)
Reimbursement by Investment Adviser .................            --      (8,639)
Fees Paid Indirectly ................................          (271)       (218)
                                                        -----------   ---------
   NET EXPENSES .....................................       588,604      47,373
                                                        -----------   ---------
NET INVESTMENT INCOME ...............................     2,576,877     104,466
                                                        -----------   ---------
NET REALIZED LOSS ON INVESTMENTS ....................    (2,572,750)   (138,649)
                                                        -----------   ---------
NET CHANGE IN
   UNREALIZED DEPRECIATION ON INVESTMENTS ...........      (913,200)   (253,041)
                                                        -----------   ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS .....    (3,485,950)   (391,690)
                                                        -----------   ---------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ........................   $  (909,073)  $(287,224)
                                                        ===========   =========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED    YEAR ENDED
                                                      APRIL 30, 2008     OCTOBER 31,
                                                       (UNAUDITED)*         2007
                                                     ----------------   ------------
OPERATIONS:
   Net Investment Income .........................     $    209,684     $   162,847
   Net Realized Gain (Loss) on Investments .......       (1,039,646)        545,368
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ..............         (491,632)      2,497,935
                                                       ------------     -----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ..................       (1,321,594)      3,206,150
                                                       ------------     -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
   Institutional Class ...........................         (210,040)        (39,219)
   Net Realized Gains:
   Institutional Class ...........................         (497,135)             --
                                                       ------------     -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .............         (707,175)        (39,219)
                                                       ------------     -----------
CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS:
   Issued ........................................       24,319,185      14,269,294
   Reinvestment of Dividends .....................          690,319          39,219
   Redeemed ......................................       (3,098,732)     (2,414,007)
                                                       ------------     -----------
   INCREASE IN NET ASSETS DERIVED FROM
      INSTITUTIONAL CLASS TRANSACTIONS ...........       21,910,772      11,894,506
                                                       ------------     -----------
   CLASS A:
   Issued ........................................          500,000              --
                                                       ------------     -----------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS .................       22,410,772      11,894,506
                                                       ------------     -----------
   TOTAL INCREASE IN NET ASSETS ..................       20,382,003      15,061,437
                                                       ------------     -----------

*    CLASS A SHARES COMMENCED OPERATIONS ON DECEMBER 31, 2007.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND

                                                     SIX MONTHS ENDED    YEAR ENDED
                                                      APRIL 30, 2008     OCTOBER 31,
                                                       (UNAUDITED)*         2007
                                                     ----------------   ------------
NET ASSETS:
   Beginning of Period ...........................     $23,841,263      $ 8,779,826
                                                       -----------      -----------
   End of Period .................................     $44,223,266      $23,841,263
                                                       ===========      ===========
   Undistributed Net Investment Income ...........     $   144,984      $   145,340
                                                       ===========      ===========
SHARES ISSUED AND REDEEMED INSTITUTIONAL CLASS:
   Issued ........................................       2,113,486        1,216,650
   Reinvestment of Dividends .....................          56,288            3,543
   Redeemed ......................................        (265,408)        (202,739)
                                                       -----------      -----------
   TOTAL INSTITUTIONAL CLASS TRANSACTIONS ........       1,904,366               --
                                                       -----------      -----------
   CLASS A:
   Issued ........................................          41,322               --
                                                       -----------      -----------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS .........................       1,945,688        1,017,454
                                                       ===========      ===========

*    CLASS A SHARES COMMENCED OPERATIONS ON DECEMBER 31, 2007.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED    YEAR ENDED
                                                      APRIL 30, 2008     OCTOBER 31,
                                                        (UNAUDITED)         2007
                                                     ----------------   ------------
OPERATIONS:
   Net Investment Income .........................     $    319,661     $    821,617
   Net Realized Gain (Loss) on Investments .......       (1,601,408)       1,575,829
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ..............       (1,070,674)       3,860,806
                                                       ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ..................       (2,352,421)       6,258,252
                                                       ------------     ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .........................         (915,594)        (168,819)
   Net Realized Gains ............................       (1,680,350)         (75,561)
                                                       ------------     ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .............       (2,595,944)        (244,380)
                                                       ------------     ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................       27,333,399       61,210,807
   Reinvestment of Dividends .....................        2,486,648          244,379
   Redeemed ......................................      (11,113,177)     (11,115,469)
                                                       ------------     ------------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS .................       18,706,870       50,339,717
                                                       ------------     ------------
   TOTAL INCREASE IN NET ASSETS ..................       13,758,505       56,353,589
                                                       ------------     ------------
NET ASSETS:
   Beginning of Period ...........................       66,915,305       10,561,716
                                                       ------------     ------------
   End of Period .................................     $ 80,673,810     $ 66,915,305
                                                       ============     ============
   Undistributed Net Investment Income ...........     $     79,697     $    675,630
                                                       ============     ============
SHARES ISSUED AND REDEEMED:
   Issued ........................................        2,228,709        4,728,324
   Reinvestment of Dividends .....................          194,000           20,432
   Redeemed ......................................         (925,839)        (834,803)
                                                       ------------     ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS .........................        1,496,870        3,913,953
                                                       ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED   PERIOD ENDED
                                                      APRIL 30, 2008     OCTOBER 31,
                                                        (UNAUDITED)         2007*
                                                     ----------------   ------------
OPERATIONS:
   Net Investment Income .........................     $    59,457      $    24,947
   Net Realized Loss on Investments ..............      (1,130,130)         (81,820)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ..............        (157,042)         244,109
                                                       -----------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ..................      (1,227,715)         187,236
                                                       -----------      -----------
DIVIDENDS:
   Net Investment Income .........................         (71,633)              --
                                                       -----------      -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................       5,137,935       12,232,139
   Reinvestment of Dividends .....................          66,846               --
   Redeemed ......................................      (1,668,783)        (632,412)
                                                       -----------      -----------
   NET INCREASE IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS ............       3,535,998       11,599,727
                                                       -----------      -----------
   TOTAL INCREASE IN NET ASSETS ..................       2,236,650       11,786,963
                                                       -----------      -----------
NET ASSETS:
   Beginning of Period ...........................      11,786,963               --
                                                       -----------      -----------
   End of Period .................................     $14,023,613      $11,786,963
                                                       ===========      ===========
   Undistributed Net Investment Income ...........     $    16,188      $    28,364
                                                       ===========      ===========
SHARES ISSUED AND REDEEMED:
   Issued ........................................         540,942        1,203,008
   Reinvestment of Dividends .....................           6,999               --
   Redeemed ......................................        (179,005)         (61,996)
                                                       -----------      -----------
   NET INCREASE IN SHARES OUTSTANDING
      FROM SHARE TRANSACTIONS ....................         368,936        1,141,012
                                                       ===========      ===========

*    COMMENCED OPERATIONS ON APRIL 2, 2007.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED    YEAR ENDED
                                                      APRIL 30, 2008     OCTOBER 31,
                                                       (UNAUDITED)*         2007
                                                     ----------------   ------------
OPERATIONS:
   Net Investment Income .........................     $  2,576,877     $  5,675,205
   Net Realized Gain (Loss) on Investments .......       (2,572,750)       2,106,855
   Net Change in Unrealized Depreciation
      on Investments .............................         (913,200)      (2,589,311)
                                                       ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ..................         (909,073)       5,192,749
                                                       ------------     ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
   Institutional Class ...........................       (2,193,338)      (5,565,808)
   Class A .......................................           (4,655)              --
                                                       ------------     ------------
                                                         (2,197,993)      (5,565,808)
                                                       ------------     ------------
   Net Realized Gains:
   Institutional Class ...........................       (2,201,273)         (28,451)
                                                       ------------     ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .............       (4,399,266)      (5,594,259)
                                                       ------------     ------------
CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS:
   Issued ........................................       16,775,056       78,422,824
   Reinvestment of Dividends .....................        4,372,089        5,579,536
   Redeemed ......................................      (20,499,382)     (31,943,573)
                                                       ------------     ------------
   INCREASE IN NET ASSETS DERIVED FROM
      INSTITUTIONAL CLASS TRANSACTIONS ...........          647,763       52,058,787
                                                       ------------     ------------
   CLASS A:
   Issued ........................................            4,655               --
   Reinvestment of Dividends .....................          500,000               --
                                                       ------------     ------------
   INCREASE IN NET ASSETS DERIVED FROM
      CLASS A TRANSACTIONS .......................          504,655               --
                                                       ------------     ------------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS .................        1,152,418       52,058,787
                                                       ------------     ------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS .......       (4,155,921)      51,657,277
                                                       ------------     ------------

*    CLASS A SHARES COMMENCED OPERATIONS ON DECEMBER 31, 2007.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND

                                                     SIX MONTHS ENDED    YEAR ENDED
                                                      APRIL 30, 2008     OCTOBER 31,
                                                       (UNAUDITED)*         2007
                                                     ----------------   ------------
NET ASSETS:
   Beginning of Period ...........................     $124,430,040     $ 72,772,763
                                                       ------------     ------------
   End of Period .................................     $120,274,119     $124,430,040
                                                       ============     ============
   Undistributed (Distributions in Excess of)
      Net Investment Income ......................     $    210,800     $   (168,084)
                                                       ============     ============
SHARES ISSUED AND REDEEMED
   INSTITUTIONAL CLASS:
   Issued ........................................        1,643,948        7,195,254
   Reinvestment of Dividends .....................          432,791          517,984
   Redeemed ......................................       (1,998,961)      (2,945,590)
                                                       ------------     ------------
   TOTAL INSTITUTIONAL CLASS TRANSACTIONS ........           77,778        4,767,648
                                                       ------------     ------------
SHARES ISSUED AND REDEEMED
   CLASS A:
   Issued ........................................              465               --
   Reinvestment of Dividends .....................           50,050               --
                                                       ------------     ------------
   TOTAL CLASS A TRANSACTIONS ....................           50,515               --
                                                       ------------     ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS .........................          128,293        4,767,648
                                                       ============     ============

*    CLASS A SHARES COMMENCED OPERATIONS ON DECEMBER 31, 2007.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED   YEAR ENDED
                                                      APRIL 30, 2008      OCTOBER
                                                        (UNAUDITED)      31, 2007
                                                     ----------------   ----------
OPERATIONS:
   Net Investment Income .........................      $  104,466      $  168,334
   Net Realized Gain (Loss) on Investments .......        (138,649)        136,176
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ..............        (253,041)        727,816
                                                        ----------      ----------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ..................        (287,224)      1,032,326
                                                        ----------      ----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .........................        (107,743)       (161,491)
   Capital Gains .................................        (133,423)             --
                                                        ----------      ----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .............        (241,166)       (161,491)
                                                        ----------      ----------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................         996,902       4,288,193
   Reinvestment of Dividends .....................         228,244         156,084
   Redeemed ......................................        (564,572)       (282,042)
                                                        ----------      ----------
NET INCREASE IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS ....................         660,574       4,162,235
                                                        ----------      ----------
TOTAL INCREASE IN NET ASSETS .....................         132,184       5,033,070
                                                        ----------      ----------
NET ASSETS:
   Beginning of Period ...........................       9,699,713       4,666,643
                                                        ----------      ----------
   End of Period .................................      $9,831,897      $9,699,713
                                                        ==========      ==========
   Undistributed Net Investment Income ...........      $   14,366      $   17,643
                                                        ==========      ==========
SHARES ISSUED AND REDEEMED:
   Issued ........................................          90,352         396,917
   Reinvestment of Dividends .....................          20,500          14,242
   Redeemed ......................................         (51,377)        (25,804)
                                                        ----------      ----------
NET INCREASE IN SHARES OUTSTANDING FROM
   SHARE TRANSACTIONS ............................          59,475         385,355
                                                        ==========      ==========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                   WHG LARGECAP VALUE FUND
                                                  INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

                                                            SELECTED PER SHARE DATA & RATIOS
                                                     FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
                                                     ---------------------------------------------
                                                     SIX MONTHS ENDED    YEAR ENDED   PERIOD ENDED
                                                      APRIL 30, 2008    OCTOBER 31,    OCTOBER 31,
                                                        (UNAUDITED)         2007         2006(1)
                                                     ----------------   -----------   ------------
Net Asset Value, Beginning of Period .............       $ 12.98          $ 10.72       $10.00
                                                         -------          -------       ------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ......................          0.08             0.12         0.04
   Net Realized and Unrealized
      Gain (Loss) on Investments .................         (1.06)            2.18         0.68
                                                         -------          -------       ------
   Total from Investment Operations ..............         (0.98)            2.30         0.72
                                                         -------          -------       ------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .........................         (0.09)           (0.04)          --
   Net Realized Gains ............................         (0.22)              --           --
                                                         -------          -------       ------
   Total Dividends and Distributions .............         (0.31)           (0.04)          --
                                                         -------          -------       ------
Net Asset Value, End of Period ...................       $ 11.69          $ 12.98       $10.72
                                                         =======          =======       ======
   TOTAL RETURN+ .................................         (7.62)%          21.54%        7.20%
                                                         =======          =======       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ............       $43,740          $23,841       $8,780
Ratio of Expenses to Average Net Assets ..........          1.00%*           1.00%        1.00%*
Ratio of Expenses to Average Net Assets
   (Excluding Waivers, Expense
   Reimbursements and Fees Paid Indirectly) ......          1.44%*           1.82%        3.39%*
Ratio of Net Investment Income
   to Average Net Assets .........................          1.35%*           1.04%        1.04%*
Portfolio Turnover Rate ..........................            21%**            50%          13%**

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON JUNE 28, 2006.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                                         CLASS A

FINANCIAL HIGHLIGHTS

                        SELECTED PER SHARE DATA & RATIOS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                      PERIOD ENDED
                                                     APRIL 30, 2008
                                                     (UNAUDITED)(1)
                                                     --------------
Net Asset Value, Beginning of Period .............      $12.10
                                                        ------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ......................        0.04
   Net Realized and Unrealized Loss on
      Investments ................................       (0.44)
                                                        ------
   Total from Investment Operations ..............       (0.40)
                                                        ------
Net Asset Value, End of Period ...................      $11.70
                                                        ======
   TOTAL RETURN+ .................................       (3.31)%
                                                        ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ............      $  483
Ratio of Expenses to Average Net Assets ..........        1.25%*
Ratio of Expenses to Average Net Assets (Excluding
   Waivers, Expense Reimbursements and Fees Paid
   Indirectly) ...................................        1.71%*
Ratio of Net Investment Income to Average Net
   Assets ........................................        1.03%*
Portfolio Turnover Rate ..........................          21%**

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON DECEMBER 31, 2007.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND

FINANCIAL HIGHLIGHTS

                        SELECTED PER SHARE DATA & RATIOS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                     SIX MONTHS ENDED    YEAR ENDED   PERIOD ENDED
                                                      APRIL 30, 2008    OCTOBER 31,    OCTOBER 31,
                                                        (UNAUDITED)         2007         2006(1)
                                                     ----------------   -----------   ------------
Net Asset Value, Beginning of Period .............      $ 13.84           $ 11.47      $ 10.00
                                                        -------           -------      -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ......................         0.06              0.26         0.06
   Net Realized and Unrealized
      Gain (Loss) on Investments .................        (0.65)             2.28         1.41
                                                        -------           -------      -------
   Total from Investment Operations ..............        (0.59)             2.54         1.47
                                                        -------           -------      -------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .........................        (0.17)            (0.09)          --
   Net Realized Gains ............................        (0.34)            (0.08)          --
                                                        -------           -------      -------
   Total Dividends and Distributions .............        (0.51)            (0.17)          --
                                                        -------           -------      -------
   Net Asset Value, End of Period ................      $ 12.74           $ 13.84      $ 11.47
                                                        =======           =======      =======
   TOTAL RETURN+ .................................        (4.21)%           22.43%       14.70%
                                                        =======           =======      =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ............      $80,674           $66,915      $10,562
Ratio of Expenses to Average Net Assets ..........         1.25%*            1.25%        1.25%*
Ratio of Expenses to Average Net Assets
   (Excluding Waivers, Expense
   Reimbursements and Fees Paid Indirectly) ......         1.26%*            1.37%        3.20%*
Ratio of Net Investment Income
   to Average Net Assets .........................         0.94%*            1.96%        0.66%*
Portfolio Turnover Rate ..........................           25%**             63%          42%**

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON DECEMBER 19, 2005.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND

FINANCIAL HIGHLIGHTS

                        SELECTED PER SHARE DATA & RATIOS
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                     SIX MONTHS ENDED   PERIOD ENDED
                                                      APRIL 30, 2008     OCTOBER 31,
                                                        (UNAUDITED)        2007(1)
                                                     ----------------   ------------
Net Asset Value, Beginning of Period .............      $ 10.33          $ 10.00
                                                        -------          -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ......................         0.04             0.04
   Net Realized and Unrealized Gain (Loss) on
      Investments ................................        (1.03)            0.29
                                                        -------          -------
   Total from Investment Operations ..............        (0.99)            0.33
                                                        -------          -------
DIVIDENDS:
   Net Investment Income .........................        (0.05)              --
                                                        -------          -------
   Net Asset Value, End of Period ................      $  9.29          $ 10.33
                                                        =======          =======
   TOTAL RETURN+ .................................        (9.57)%           3.30%
                                                        =======          =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ............      $14,024          $11,787
Ratio of Expenses to Average Net Assets ..........         1.25%*           1.25%*
Ratio of Expenses to Average Net Assets (Excluding
   Waivers and Expense Reimbursements) ...........         2.03%*           2.94%*
Ratio of Net Investment Income to Average Net
   Assets ........................................         0.94%*           0.72%*
Portfolio Turnover Rate ..........................           42%**            25%**

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON APRIL 2, 2007.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND
                                                             INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

                        SELECTED PER SHARE DATA & RATIOS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                     SIX MONTHS ENDED    YEAR ENDED   PERIOD ENDED
                                                      APRIL 30, 2008    OCTOBER 31,    OCTOBER 31,
                                                        (UNAUDITED)         2007         2006(1)
                                                     ----------------   -----------   ------------
Net Asset Value, Beginning of Period .............      $  10.61        $  10.45       $ 10.00
                                                        --------        --------       -------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ......................          0.21            0.59          0.43
   Net Realized and Unrealized
      Gain (Loss) on Investments .................         (0.29)           0.14(4)       0.39
                                                        --------        --------       -------
   Total from Investment Operations ..............         (0.08)           0.73          0.82
                                                        --------        --------       -------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .........................         (0.19)          (0.57)        (0.37)
   Net Realized Gains ............................         (0.20)             --(3)         --
                                                        --------        --------       -------
   Total Dividends and Distributions .............         (0.39)          (0.57)        (0.37)
                                                        --------        --------       -------
   Net Asset Value, End of Period ................      $  10.14        $  10.61       $ 10.45
                                                        ========        ========       =======
   TOTAL RETURN+ .................................         (0.71)%          7.00%         8.42%
                                                        ========        ========       =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ............      $119,762        $124,430       $72,773
Ratio of Expenses to Average Net Assets ..........          1.00%*          1.00%         1.00%*
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Fees
   Paid Indirectly) ..............................          1.30%*          1.41%         1.73%*
Ratio of Net Investment Income
   to Average Net Assets .........................          4.07%*          5.45%         4.89%*
Portfolio Turnover Rate ..........................            42%**           62%           45%**

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON DECEMBER 19, 2005.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(3)  AMOUNT LESS THAN $0.01 PER SHARE.

(4) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND
                                                                         CLASS A

FINANCIAL HIGHLIGHTS

                        SELECTED PER SHARE DATA & RATIOS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                      PERIOD ENDED
                                                        APRIL 30,
                                                          2008
                                                     (UNAUDITED)(1)
                                                     --------------
Net Asset Value, Beginning of Period .............      $ 9.99
                                                        ------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ......................        0.10
   Net Realized and Unrealized Gain on
      Investments ................................        0.14
                                                        ------
   Total from Investment Operations ..............        0.24
                                                        ------
DIVIDENDS:
   Net Investment Income .........................       (0.09)
                                                        ------
   Net Asset Value, End of Period ................      $10.14
                                                        ======
   TOTAL RETURN+ .................................        2.44%
                                                        ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ............      $  512
Ratio of Expenses to Average Net Assets ..........        1.25%*
Ratio of Expenses to Average Net Assets (Excluding
   Waivers, Expense Reimbursements and Fees Paid
   Indirectly) ...................................        1.56%*
Ratio of Net Investment Income to Average Net
   Assets ........................................        2.99%*
Portfolio Turnover Rate ..........................          42%**

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON DECEMBER 31, 2007.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND

FINANCIAL HIGHLIGHTS

                        SELECTED PER SHARE DATA & RATIOS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                     SIX MONTHS ENDED    YEAR ENDED   PERIOD ENDED
                                                      APRIL 30, 2008    OCTOBER 31,    OCTOBER 31,
                                                        (UNAUDITED)         2007         2006(1)
                                                     ----------------   -----------   ------------
Net Asset Value, Beginning of Period .............       $11.61           $10.36        $10.00
                                                         ------           ------        ------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ......................         0.12             0.24          0.03
   Net Realized and Unrealized
      Gain (Loss) on Investments .................        (0.47)            1.24          0.33
                                                         ------           ------        ------
   Total from Investment Operations ..............        (0.35)            1.48          0.36
                                                         ------           ------        ------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .........................        (0.12)           (0.23)           --
   Net Realized Gains ............................        (0.16)              --            --
                                                         ------           ------        ------
   Total Dividends and Distributions .............        (0.28)           (0.23)           --
                                                         ------           ------        ------
   Net Asset Value, End of Period ................       $10.98           $11.61        $10.36
                                                         ======           ======        ======
   TOTAL RETURN+ .................................        (3.03)%          14.40%         3.60%
                                                         ======           ======        ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ............       $9,832           $9,700        $4,667
Ratio of Expenses to Average Net Assets ..........         1.00%*           1.00%         1.00%*
Ratio of Expenses to Average Net Assets
   (Excluding Waivers, Expense Reimbursements
   and Fees Paid Indirectly) .....................         1.94%*           2.42%         7.52%*
Ratio of Net Investment Income
   to Average Net Assets .........................         2.21%*           2.23%         2.30%*
Portfolio Turnover Rate ..........................           22%**            31%            2%**

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON SEPTEMBER 8, 2006.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 36 funds. The financial statements herein are those of the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund, Institutional Class shares and WHG Balanced Fund (the "Funds"). WHG SMidCap Fund and WHG Income Opportunity Fund commenced operations on December 19, 2005. WHG LargeCap Value Fund, Institutional Class shares commenced operations on June 28, 2006. WHG Balanced Fund commenced operations on September 8, 2006. WHG SmallCap Value Fund commenced operations on April 2, 2007. WHG LargeCap Value Fund, Class A shares and WHG Income Opportunity Fund, Class A shares commenced operations on December 31, 2007. The WHG LargeCap Value Fund, WHG SMidCap Fund and WHG SmallCap Value Fund seek long-term capital appreciation. The WHG Income Opportunity Fund and WHG Balanced Fund seek long-term capital appreciation and provide current income by investing in a portfolio of stocks and fixed-income securities. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2.   SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

     at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2008, there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

     INVESTMENTS IN REITS -- Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the funds in the Trust based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The WHG LargeCap Value Fund, WHG SMidCap Fund and WHG SmallCap Value Fund distribute substantially all of their net investment income, if any, at least annually. The WHG Income Opportunity Fund and WHG Balanced Fund distribute substantially all of their net investment income, if any, quarterly. For each Fund, any net realized capital gains are distributed at least annually. All dividends and distributions are recorded on ex-dividend date.

     OFFERING COSTS -- Offering costs, including costs of printing initial prospectuses, legal and registration fees, are amortized over twelve months from the inception of the Funds. As of April 30, 2008, all of the offering costs have been fully amortized.

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.12% of the first $100 million, 0.08% of the next $200 million, 0.06% of the next $550 million and 0.04% of any amount above $850 million of the Funds' average daily net assets, subject to a minimum fee of $75,000 for each fund plus $15,000 per each additional class in the first year of operations. The minimum fee shall be increased to $100,000 for each fund plus $15,000 per each additional class following the first year of operations. The Trust and the Distributor are parties to a Distribution Agreement.

The Distributor receives no fees under the agreement.

Effective December 31, 2007, the WHG Large Cap Value and the WHG Income Opportunity Funds have adopted a Distribution Plan (the "Plan") relating to the Class A Shares pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for payment at an annual rate of 0.25% of the Fund's average daily net assets of the Class A Shares.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds earned cash management credits which are used to offset transfer agent expenses. During the period, the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund, and the WHG Balanced Fund earned credits of $673, $463, $157, $271 and $218, respectively, which were used to offset transfer agent expenses.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Westwood Management Corp. (the "Adviser").

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement with the Funds, the Adviser provides investment advisory services to the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG Income Opportunity Fund and WHG Balanced Fund at a fee calculated at an annual rate of 0.75% of each Fund's average daily net assets and to the WHG SmallCap Value Fund at a fee calculated at an annual rate of 0.85% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the WHG LargeCap Value Fund, Institutional Class shares, WHG LargeCap Value Fund, Class A shares, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund, Institutional Class shares, WHG Income Opportunity Fund, Class A shares, and the WHG Balanced Fund total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00%, 1.25%, 1.25%, 1.25%, 1.00%, 1.25%, and 1.00% of average daily net assets, respectively.

The Adviser may seek reimbursement for Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement. Reimbursement by a Fund of the Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of each Fund to exceed the total operating expense limitation.

At April 30, 2008, pursuant to the above, the amount of previously waived and reimbursed fees for the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund and WHG Balanced Fund for which the Adviser may seek reimbursement was $246,212, $179,210, $107,826, $918,347 and
$181,912, respectively.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from security sales and maturities, other than long-term U.S. Government securities and short-term securities, for the period ended April 30, 2008, were as follows:

                               PURCHASES    SALES AND MATURITIES
                              -----------   --------------------
WHG LargeCap Value Fund       $27,481,475       $ 6,367,243
WHG SMidCap Fund               32,177,116        16,536,810
WHG SmallCap Value Fund         8,646,117         4,866,255
WHG Income Opportunity Fund    31,080,249        38,196,548
WHG Balanced Fund               2,003,607         1,376,718

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

There were purchases and sales/maturities of long-term U.S. Government Securities of $7,212,095 and $16,147,102, respectively, in the WHG Income Opportunity Fund. There were purchases and sales/maturities of long-term U.S. Government Securities of $152,733 and $465,989, respectively, in the WHG Balanced Fund. There were no purchases or sales of long-term U.S. Government Securities in the WHG LargeCap Value Fund, WHG SMidCap Fund and WHG SmallCap Value Fund.

7. FEDERAL TAX INFORMATION:

It is each Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the periods ended October 31, 2007 and 2006 was as follows:

                                     ORDINARY INCOME
                                     ---------------
WHG LargeCap Value Fund       2007      $   39,219
                              2006              --
WHG SMidCap Fund              2007         244,380
                              2006              --
WHG Income Opportunity Fund   2007       5,594,259
                              2006       1,883,627
WHG Balanced Fund             2007         161,491
                              2006              --

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

                      UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL       UNREALIZED       OTHER           TOTAL
                         ORDINARY       LONG-TERM         LOSS        APPRECIATION/    TEMPORARY    DISTRIBUTABLE
                          INCOME       CAPITAL GAIN   CARRYFORWARD   (DEPRECIATION)   DIFFERENCES      EARNINGS
                      -------------   -------------   ------------   --------------   -----------   -------------
WHG LargeCap
   Value Fund           $  607,649      $   34,549      $     --       $3,000,763      $      --      $3,642,961
WHG SMidCap Fund         1,594,707         760,489            --        4,658,519             --       7,013,715
WHG SmallCap
   Value Fund               28,364              --       (15,219)         174,091             --         187,236
WHG Income
   Opportunity Fund        510,401       1,683,883            --         (401,618)      (168,083)      1,624,583
WHG Balanced Fund          151,052              --            --          824,087             --         975,139

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum of eight years and applied against future capital gains as follows:

                                     TOTAL CAPITAL LOSS
                           EXPIRES      CARRYFORWARDS
                          10/31/15        10/31/07
                          --------   ------------------
WHG SmallCap Value Fund    $15,219         $15,219

During the year ended October 31, 2007, the WHG LargeCap Value Fund and WHG Balanced Fund utilized $56,686 and $3,043, respectively, of capital loss carryforwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2008, were as follows:

                                       AGGREGATE      AGGREGATE         NET
                         FEDERAL         GROSS          GROSS        UNREALIZED
                           TAX        UNREALIZED     UNREALIZED    APPRECIATION/
                          COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
                      ------------   ------------   ------------   -------------
WHG LargeCap Value
   Fund               $ 41,322,973    $3,813,927    $(1,295,497)    $ 2,518,430
WHG SMidCap Fund        77,574,881     7,458,945     (3,772,440)      3,686,505
WHG SmallCap Value
   Fund                 13,855,973       999,877       (912,810)         87,067
WHG Income
   Opportunity Fund    129,493,453     1,610,780     (3,235,412)     (1,624,632)
WHG Balanced Fund        9,281,751       797,162       (225,623)        571,539

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

8.   INDEMNIFICATIONS:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.   OTHER:

At April 30, 2008, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus accounts that are held on behalf of various individual shareholders was as follows:

                                                         NO. OF          %
                                                      SHAREHOLDERS   OWNERSHIP
                                                      ------------   ---------
WHG LargeCap Value Fund, Institutional Class ......         3            85%
WHG LargeCap Value Fund, Class A ..................         1           100%
WHG SMidCap Fund, Institutional Class .............         4            53%
WHG SmallCap Value Fund, Institutional Class ......         3            61%
WHG Income Opportunity Fund, Institutional Class ..         1            81%
WHG Income Opportunity Fund, Class A ..............         1           100%
WHG Balanced Fund, Institutional Class ............         1            73%

10.  ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Funds' financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and ongoing analyses of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                              BEGINNING     ENDING                  EXPENSES
                               ACCOUNT     ACCOUNT    ANNUALIZED      PAID
                                VALUE       VALUE       EXPENSE      DURING
                               11/1/07     4/30/08      RATIOS     PERIOD(1)
                              ---------   ---------   ----------   ---------
ACTUAL FUND RETURN
LargeCap Value,
   Institutional Class        $1,000.00   $  923.80      1.00%       $4.78
SMidCap                        1,000.00      957.90      1.25         6.04
SmallCap Value                 1,000.00      904.30      1.25         5.92
Income Opportunity,
   Institutional Class         1,000.00      992.90      1.00         4.99
Balanced                       1,000.00      969.70      1.00         4.90
HYPOTHETICAL 5% RETURN
LargeCap Value,
   Institutional Class        $1,000.00   $1,019.89      1.00%       $5.02
SMidCap                        1,000.00    1,018.70      1.25         6.22
SmallCap Value                 1,000.00    1,018.65      1.25         6.27
Income Opportunity,
   Institutional Class         1,000.00    1,019.89      1.00         5.02
Balanced                       1,000.00    1,019.89      1.00         5.02

                              BEGINNING     ENDING                 EXPENSES
                               ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                VALUE       VALUE       EXPENSE     DURING
                               12/31/07    4/30/08      RATIOS      PERIOD
                              ---------   ---------   ----------   --------
ACTUAL FUND RETURN
LargeCap Value, Class A       $1,000.00   $  966.90      1.25%     $4.06(2)
Income Opportunity, Class A    1,000.00    1,024.40      1.25       4.22(2)
HYPOTHETICAL 5% RETURN
LargeCap Value, Class A       $1,000.00   $1,012.40      1.25%     $6.25(1)
Income Opportunity, Class A    1,000.00    1,012.36      1.25       6.30(1)

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The beginning account values for the hypothetical 5% returns are as of November 1, 2007.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 121/366 (to reflect the commencement of operations period shown).

                                     NOTES

                                     NOTES

                                  THE WHG FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-877-FUND-WHG
                                www.whgfunds.com

                                    ADVISER:
                            Westwood Management Corp.
                         200 Crescent Court, Suite 1200
                               Dallas, Texas 75201

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

              This information must be preceded or accompanied by a
                   current prospectus for the Funds described.


WHG-SA-001-0300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008


By (Signature and Title)*              /s/ Michael Lawson
                                       -------------------------
                                       Michael Lawson
                                       Controller & CFO


Date:  June 30, 2008

* Print the name and title of each signing officer under his or her signature.